Provisions - Summary of Changes in Provisions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	$ 1,625,404	$ 1,584,316
Increases	1,329,429	1,988,112
Decreases Reversals	26,976	26,949
Decreases Charge Off	846,687	1,344,747
Monetary effects	(607,653)	(575,328)
Amounts at the end of fiscal year	1,473,517	1,625,404
For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	1,104	1,631
Monetary effects	(386)	(527)
Amounts at the end of fiscal year	718	1,104
Letter of credit, guarantee and other commitments [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	16,506	5,993
Increases	8,066	15,052
Monetary effects	(7,299)	(4,539)
Amounts at the end of fiscal year	17,273	16,506
Commercial claims in progress [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	878,974	754,364
Increases	311,098	434,394
Decreases Reversals		469
Decreases Charge Off	(14,501)	54,117
Monetary effects	(336,115)	(255,198)
Amounts at the end of fiscal year	839,456	878,974
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	169,358	193,915
Increases	131,980	122,784
Decreases Charge Off	(45,187)	(74,486)
Monetary effects	(78,817)	(72,855)
Amounts at the end of fiscal year	177,334	169,358
Pension Funds Reimbursement [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	191,177	231,119
Increases	120,184	263,717
Decreases Reversals	26,976	4,761
Decreases Charge Off	(55,617)	226,868
Monetary effects	(68,917)	(72,030)
Amounts at the end of fiscal year	159,851	191,177
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	368,285	397,294
Increases	758,101	1,152,165
Decreases Reversals		21,719
Decreases Charge Off	(731,382)	989,276
Monetary effects	(116,119)	(170,179)
Amounts at the end of fiscal year	$ 278,885	$ 368,285